OTHER LONG-TERM LIABILITIES - Disclosure of detailed information about lease liabilities (Details) - CAD ($) $ in Thousands	13 Months Ended
	Sep. 30, 2023	Aug. 31, 2022
Disclosure Of Other Liabilities [Abstract]
Balance, August 31, 2022	$ 3,122
Lease additions	2,300
Lease payments	(1,157)
Interest expense on lease liabilities	299
Balance, September 30, 2023	4,564
Current portion (included in other liabilities)	(1,013)	$ (916)
Long-term portion	$ 3,551	$ 2,206